Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	107 Months Ended	111 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000161548
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	20.63%	7.74%	6.49%
C000161551
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014080
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	29.61%	14.46%			12.45%
C000014082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	34.01%	14.72%			12.32%
C000014083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000195939
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000154981
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	32.11%	17.35%		14.71%
C000154983
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000235281
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000154985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	23.23%	9.25%		8.16%
C000154987
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000235282
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000161544
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	21.32%	10.10%	9.98%
C000161547
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000235283
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000161548
Average Annual Return [Line Items]
Average Annual Return, Percent	26.65%	8.80%	7.07%
Without Sales Load [Member] | C000161551
Average Annual Return [Line Items]
Average Annual Return, Percent	26.97%	9.06%	7.37%
Without Sales Load [Member] | C000211122
Average Annual Return [Line Items]
Average Annual Return, Percent	26.95%	9.09%	7.39%
Without Sales Load [Member] | C000014080
Average Annual Return [Line Items]
Average Annual Return, Percent	36.07%	15.58%			13.00%
Without Sales Load [Member] | C000014082
Average Annual Return [Line Items]
Average Annual Return, Percent	35.01%	14.72%			12.32%
Without Sales Load [Member] | C000014083
Average Annual Return [Line Items]
Average Annual Return, Percent	36.37%	15.86%			13.34%
Without Sales Load [Member] | C000195939
Average Annual Return [Line Items]
Average Annual Return, Percent	36.47%	15.92%			13.37%
Without Sales Load [Member] | C000154981
Average Annual Return [Line Items]
Average Annual Return, Percent	38.71%	18.49%		15.31%
Without Sales Load [Member] | C000154983
Average Annual Return [Line Items]
Average Annual Return, Percent	39.04%	18.79%		15.65%
Without Sales Load [Member] | C000235281
Average Annual Return [Line Items]
Average Annual Return, Percent	39.07%	18.80%		15.65%
Without Sales Load [Member] | C000154985
Average Annual Return [Line Items]
Average Annual Return, Percent	29.37%	10.32%		8.73%
Without Sales Load [Member] | C000154987
Average Annual Return [Line Items]
Average Annual Return, Percent	29.70%	10.60%		9.04%
Without Sales Load [Member] | C000235282
Average Annual Return [Line Items]
Average Annual Return, Percent	29.79%	10.63%		9.05%
Without Sales Load [Member] | C000161544
Average Annual Return [Line Items]
Average Annual Return, Percent	27.35%	11.18%	10.59%
Without Sales Load [Member] | C000161547
Average Annual Return [Line Items]
Average Annual Return, Percent	27.61%	11.46%	10.90%
Without Sales Load [Member] | C000235283
Average Annual Return [Line Items]
Average Annual Return, Percent	27.70%	11.48%	10.91%
EATON VANCE Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Average Annual Return, Percent	24.98%	8.35%	6.79%
EATON VANCE Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Average Annual Return, Percent	24.98%	8.35%	6.79%
EATON VANCE Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Average Annual Return, Percent	24.98%	8.35%	6.79%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%	15.62%			13.09%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%	15.62%			13.09%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%	15.62%			13.09%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%	15.62%			13.09%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	36.35%	15.96%		13.46%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	36.35%	15.96%		13.46%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	36.35%	15.96%		13.46%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.25%		12.74%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.25%		12.74%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.25%		12.74%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	36.35%	15.96%	14.14%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	36.35%	15.96%	14.14%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	36.35%	15.96%	14.14%
EATON VANCE Index: Calvert International Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index
Average Annual Return, Percent	26.68%	9.23%	7.41%
EATON VANCE Index: Calvert International Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index
Average Annual Return, Percent	26.68%	9.23%	7.41%
EATON VANCE Index: Calvert International Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index
Average Annual Return, Percent	26.68%	9.23%	7.41%
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Average Annual Return, Percent	36.76%	16.20%			13.66%
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Average Annual Return, Percent	36.76%	16.20%			13.66%
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Average Annual Return, Percent	36.76%	16.20%			13.66%
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Average Annual Return, Percent	36.76%	16.20%			13.66%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	42.19%	19.72%		16.53%
EATON VANCE Index: Calvert U.S. Large Cap Growth Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Growth Responsible Index
Average Annual Return, Percent	38.98%	19.04%		15.92%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	42.19%	19.72%		16.53%
EATON VANCE Index: Calvert U.S. Large Cap Growth Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Growth Responsible Index
Average Annual Return, Percent	38.98%	19.04%		15.92%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	42.19%	19.72%		16.53%
EATON VANCE Index: Calvert U.S. Large Cap Growth Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Growth Responsible Index
Average Annual Return, Percent	38.98%	19.04%		15.92%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	27.76%	10.68%		9.21%
EATON VANCE Index: Calvert U.S. Large Cap Value Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Value Responsible Index
Average Annual Return, Percent	30.15%	10.86%		9.32%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	27.76%	10.68%		9.21%
EATON VANCE Index: Calvert U.S. Large Cap Value Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Value Responsible Index
Average Annual Return, Percent	30.15%	10.86%		9.32%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	27.76%	10.68%		9.21%
EATON VANCE Index: Calvert U.S. Large Cap Value Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Value Responsible Index
Average Annual Return, Percent	30.15%	10.86%		9.32%
EATON VANCE Index: Russell Midcap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	29.33%	11.28%	10.77%
EATON VANCE Index: Calvert US Mid-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index
Average Annual Return, Percent	28.09%	11.65%	11.18%
EATON VANCE Index: Russell Midcap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	29.33%	11.28%	10.77%
EATON VANCE Index: Calvert US Mid-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index
Average Annual Return, Percent	28.09%	11.65%	11.18%
EATON VANCE Index: Russell Midcap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	29.33%	11.28%	10.77%
EATON VANCE Index: Calvert US Mid-Cap Core Responsible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index
Average Annual Return, Percent	28.09%	11.65%	11.18%